Property, Plant and Equipment	12 Months Ended
Sep. 30, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

(8) Property, Plant and Equipment

	September 30,
	2013	2012
	(In thousands)
Leasehold improvements	$12,984	$12,168
Equipment and software	35,203	35,562

Total cost	48,187	47,730
Less: accumulated depreciation and amortization	(38,519)	(37,125)

Net Property, Plant and Equipment	$9,668	$10,605

Depreciation and leasehold amortization expense for fixed assets was approximately $3.3 million, $4.3 million, and $4.4 million for the years ended September 30, 2013, 2012, and 2011.